Nuveen Flexible Income Fund
Portfolio of Investments June 30, 2022
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 97.6%
X 714,299,360 CORPORATE BONDS - 47.3%
X 714,299,360
Auto Components - 0.1%
$ 2,000 Dana Financing Luxembourg Sarl, 144A 5.750% 4/15/25 BB+ $ 1,909,699
Automobiles - 1.9%
10,250 Ford Motor Co 5.291% 12/08/46 BB+ 7,860,776
20,780 General Motors Co 6.600% 4/01/36 BBB 21,043,661
31,030 Total Automobiles 28,904,437
Beverages - 0.9%
4,400 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.900% 2/01/46 BBB+ 4,135,515
10,560 Anheuser-Busch InBev Finance Inc 4.900% 2/01/46 BBB+ 9,925,237
14,960 Total Beverages 14,060,752
Capital Markets - 0.5%
3,685 Morgan Stanley 5.875% 3/15/71 BBB- 3,592,191
3,990 Raymond James Financial Inc 4.950% 7/15/46 A3 3,888,361
7,675 Total Capital Markets 7,480,552
Chemicals - 1.9%
9,625 Ashland LLC 6.875% 5/15/43 BB+ 9,666,580
22,199 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.375% 9/01/25 B 18,909,552
31,824 Total Chemicals 28,576,132
Communications Equipment - 1.0%
16,700 Viasat Inc, 144A 5.625% 4/15/27 BB+ 14,439,765
Consumer Finance - 1.1%
6,850 Ally Financial Inc 8.000% 11/01/31 BBB- 7,614,903
9,289 Ally Financial Inc 5.750% 11/20/25 Baa3 9,151,383
16,139 Total Consumer Finance 16,766,286
Containers & Packaging - 1.1%
16,875 Sealed Air Corp, 144A 6.875% 7/15/33 BB+ 17,001,563
Diversified Telecommunication Services - 1.0%
12,707 GCI LLC, 144A 4.750% 10/15/28 B 11,009,962
5,567 Lumen Technologies Inc 7.650% 3/15/42 BB 4,272,673
18,274 Total Diversified Telecommunication Services 15,282,635
Electric Utilities - 1.2%
6,075 Edison International 5.750% 6/15/27 BBB- 6,165,355
13,350 Vistra Operations Co LLC, 144A 5.000% 7/31/27 BB+ 12,136,619
19,425 Total Electric Utilities 18,301,974
Entertainment - 0.8%
6,425 Liberty Interactive LLC (3) 8.500% 7/15/29 BB 4,449,181
9,050 Magallanes Inc, 144A 5.141% 3/15/52 BBB- 7,596,118
15,475 Total Entertainment 12,045,299

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Equity Real Estate Investment Trusts (REITs) - 1.0%
$ 1,921 GLP Capital LP / GLP Financing II Inc 5.250% 6/01/25 BBB- $ 1,883,905
9,450 Iron Mountain Inc, 144A 4.875% 9/15/29 BB- 8,031,839
4,500 Office Properties Income Trust 4.500% 2/01/25 BBB- 4,311,670
15,871 Total Equity Real Estate Investment Trusts (REITs) 14,227,414
Food & Staples Retailing - 2.3%
17,389 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
7.500% 3/15/26 BB 17,297,360
4,975 CVS Health Corp 4.300% 3/25/28 BBB 4,922,363
5,443 Performance Food Group Inc, 144A 5.500% 10/15/27 B+ 5,038,697
8,860 SEG Holding LLC / SEG Finance Corp, 144A 5.625% 10/15/28 BB- 7,939,446
36,667 Total Food & Staples Retailing 35,197,866
Health Care Providers & Services - 2.5%
9,025 Centene Corp 4.625% 12/15/29 BBB- 8,415,813
5,600 CVS Health Corp 4.780% 3/25/38 BBB 5,300,711
2,425 Encompass Health Corp 4.750% 2/01/30 B+ 2,032,247
7,300 HCA Inc 5.125% 6/15/39 BBB- 6,388,335
14,385 Tenet Healthcare Corp, 144A 4.250% 6/01/29 BB- 12,115,191
4,400 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 3,765,432
43,135 Total Health Care Providers & Services 38,017,729
Hotels, Restaurants & Leisure - 1.3%
5,750 International Game Technology PLC, 144A 5.250% 1/15/29 BB+ 5,206,625
14,625 McDonald's Corp 4.875% 12/09/45 BBB+ 14,369,137
20,375 Total Hotels, Restaurants & Leisure 19,575,762
Interactive Media & Services - 1.3%
20,765 TripAdvisor Inc, 144A 7.000% 7/15/25 BB- 20,100,920
IT Services - 0.5%
8,440 Bread Financial Holdings Inc, 144A 4.750% 12/15/24 N/R 7,731,040
Life Sciences Tools & Services - 0.5%
8,550 Avantor Funding Inc, 144A 4.625% 7/15/28 BB 7,837,785
Machinery - 2.7%
9,565 ATS Automation Tooling Systems Inc, 144A 4.125% 12/15/28 B+ 7,986,775
10,435 Harsco Corp, 144A (3) 5.750% 7/31/27 B+ 8,350,087
14,450 Roller Bearing Co of America Inc, 144A 4.375% 10/15/29 B+ 12,295,737
12,930 Stevens Holding Co Inc, 144A 6.125% 10/01/26 BB- 12,445,125
47,380 Total Machinery 41,077,724
Media - 5.7%
15,375 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.125% 5/01/27 BB+ 14,510,156
14,500 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.484% 10/23/45 BBB- 14,096,460
8,360 DISH DBS Corp 7.750% 7/01/26 B 6,516,620
7,450 DISH DBS Corp 5.125% 6/01/29 B 4,526,918
18,324 Nexstar Media Inc, 144A 5.625% 7/15/27 B+ 16,720,650
2,725 Nexstar Media Inc, 144A 4.750% 11/01/28 B+ 2,336,688
26,204 Paramount Global 6.875% 4/30/36 BBB 27,355,695
92,938 Total Media 86,063,187

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Metals & Mining - 1.2%
$ 6,600 ArcelorMittal SA 7.000% 10/15/39 BBB- $ 6,657,750
3,000 Constellium SE, 144A (3) 3.750% 4/15/29 B+ 2,379,218
8,600 Southern Copper Corp (3) 5.875% 4/23/45 BBB+ 8,901,000
18,200 Total Metals & Mining 17,937,968
Mortgage Real Estate Investment Trusts (Reits) - 0.6%
8,700 HAT Holdings I LLC / HAT Holdings II LLC, 144A 6.000% 4/15/25 Baa3 8,330,250
Multiline Retail - 0.7%
15,319 Nordstrom Inc (3) 5.000% 1/15/44 BBB- 10,914,787
Oil, Gas & Consumable Fuels - 2.7%
8,325 Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 BBB- 8,355,677
14,640 Enviva Partners LP / Enviva Partners Finance Corp, 144A 6.500% 1/15/26 BB- 14,145,900
8,350 PBF Holding Co LLC / PBF Finance Corp, 144A 9.250% 5/15/25 BB+ 8,736,187
9,939 Phillips 66 4.650% 11/15/34 A3 9,646,224
41,254 Total Oil, Gas & Consumable Fuels 40,883,988
Pharmaceuticals - 0.3%
4,375 Horizon Therapeutics USA Inc, 144A 5.500% 8/01/27 Ba2 4,219,031
Real Estate Management & Development - 0.5%
7,306 Greystar Real Estate Partners LLC, 144A 5.750% 12/01/25 BB- 6,915,494
Road & Rail - 1.0%
15,229 XPO CNW Inc 6.700% 5/01/34 B+ 14,233,992
Semiconductors & Semiconductor Equipment - 2.1%
16,258 Amkor Technology Inc, 144A 6.625% 9/15/27 BB 15,391,286
11,320 Broadcom Inc, 144A 3.187% 11/15/36 BBB- 8,605,184
8,525 Broadcom Inc 4.750% 4/15/29 BBB- 8,260,184
36,103 Total Semiconductors & Semiconductor Equipment 32,256,654
Software - 1.0%
7,800 SS&C Technologies Inc, 144A 5.500% 9/30/27 B+ 7,273,968
8,475 VMware Inc 4.700% 5/15/30 BBB 8,171,499
16,275 Total Software 15,445,467
Specialty Retail - 2.0%
18,159 Bath & Body Works Inc (3) 6.875% 11/01/35 BB 14,754,289
10,280 Gap Inc, 144A (3) 3.875% 10/01/31 BB 7,170,300
10,505 Gap Inc, 144A 3.625% 10/01/29 BB 7,376,611
38,944 Total Specialty Retail 29,301,200
Technology Hardware, Storage & Peripherals - 3.6%
33,344 Hewlett Packard Enterprise Co 6.350% 10/15/45 BBB+ 33,538,848
7,219 NCR Corp, 144A 5.250% 10/01/30 BB- 6,226,388
9,529 Seagate HDD Cayman 4.875% 6/01/27 BB+ 9,028,727
6,720 Seagate HDD Cayman 4.091% 6/01/29 BB+ 5,779,200
56,812 Total Technology Hardware, Storage & Peripherals 54,573,163

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Tobacco - 0.8%
$ 12,750 Altria Group Inc 5.800% 2/14/39 A3 $ 11,586,946
Trading Companies & Distributors - 1.3%
8,600 Ashtead Capital Inc, 144A 4.000% 5/01/28 BBB 7,761,892
13,400 United Rentals North America Inc 5.250% 1/15/30 BB+ 12,428,500
22,000 Total Trading Companies & Distributors 20,190,392
Wireless Telecommunication Services - 0.2%
3,004 T-Mobile USA Inc 4.750% 2/01/28 BBB- 2,911,507
$ 780,769 Total Corporate Bonds (cost $826,664,747) 714,299,360
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
X 369,553,379 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 24.4%
X 369,553,379
Auto Components - 1.8%
$ 9,635 Dana Inc 4.250% 9/01/30 BB+ $ 7,478,715
23,555 Goodyear Tire & Rubber Co (3) 5.250% 7/15/31 BB- 18,932,331
Total Auto Components 26,411,046
Automobiles - 0.8%
10,763 General Motors Financial Co Inc (3) 6.500% N/A (4) BB+ 9,135,096
3,613 General Motors Financial Co Inc 5.700% N/A (4) BB+ 3,143,310
Total Automobiles 12,278,406
Banks - 6.9%
8,965 Bank of America Corp 6.300% N/A (4) BBB+ 8,887,799
14,726 Bank of America Corp 6.500% N/A (4) BBB+ 14,584,337
3,375 Bank of America Corp 6.250% N/A (4) BBB+ 3,280,501
25,871 Citigroup Inc 6.250% N/A (4) BBB- 25,221,246
7,725 First Citizens BancShares Inc/NC (3-Month LIBOR reference rate + 3.972% spread) (5)
5.801% N/A (4) BB- 7,184,637
23,550 JPMorgan Chase & Co 6.750% N/A (4) BBB+ 23,707,196
4,550 JPMorgan Chase & Co (3-Month LIBOR reference rate +
3.470% spread) (5)
4.709% N/A (4) BBB+ 4,313,400
3,000 JPMorgan Chase & Co 6.100% N/A (4) BBB+ 2,801,400
9,100 Wells Fargo & Co 5.875% N/A (4) Baa2 8,871,590
4,883 Zions Bancorp NA 7.200% N/A (4) BB+ 4,899,579
Total Banks 103,751,685
Capital Markets - 1.0%
9,600 Ares Finance Co III LLC, 144A 4.125% 6/30/51 BBB 7,985,381
7,075 Goldman Sachs Group Inc 5.300% N/A (4) BBB- 6,652,552
350 Goldman Sachs Group Inc 4.950% N/A (4) BBB- 315,115
Total Capital Markets 14,953,048
Consumer Finance - 2.2%
7,725 Ally Financial Inc 4.700% N/A (4) Ba2 5,699,119
21,177 Ally Financial Inc 4.700% N/A (4) Ba2 16,793,439
9,875 American Express Co 3.550% N/A (4) Baa2 8,034,399
4,035 Capital One Financial Corp 3.950% N/A (4) Baa3 3,238,087
Total Consumer Finance 33,765,044

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Electric Utilities - 3.2%
$ 14,250 Edison International 5.000% N/A (4) BB+ $ 11,337,732
23,745 Emera Inc 6.750% 6/15/76 BB+ 22,913,213
15,390 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 BBB 13,523,213
Total Electric Utilities 47,774,158
Food Products - 0.5%
3,300 Land O' Lakes Inc, 144A 7.250% N/A (4) BB 3,135,000
3,200 Land O' Lakes Inc, 144A 7.000% N/A (4) BB 3,008,000
2,042 Land O' Lakes Inc, 144A 8.000% N/A (4) BB 2,010,767
Total Food Products 8,153,767
Independent Power Producers & Energy Traders - 1.7%
7,250 Vistra Corp, 144A 7.000% N/A (4) Ba3 6,579,375
20,475 Vistra Corp, 144A 8.000% N/A (4) Ba3 19,707,187
Total Independent Power Producers & Energy Traders 26,286,562
Insurance - 1.4%
4,950 Enstar Finance LLC 5.750% 9/01/40 BBB- 4,495,678
5,825 Enstar Finance LLC 5.500% 1/15/42 BBB- 4,760,379
10,255 Liberty Mutual Group Inc, 144A 7.800% 3/15/37 Baa3 11,682,807
Total Insurance 20,938,864
Media - 1.2%
5,650 DISH DBS Corp 7.375% 7/01/28 B 3,843,130
7,125 Paramount Global 6.375% 3/30/62 Baa3 6,361,200
9,255 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB 8,005,575
Total Media 18,209,905
Multi-Utilities - 1.3%
5,200 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 4,315,903
9,400 Dominion Energy Inc 4.350% N/A (4) BBB- 7,731,500
8,721 Sempra Energy 4.875% N/A (4) BBB- 8,023,153
Total Multi-Utilities 20,070,556
Oil, Gas & Consumable Fuels - 1.1%
5,075 Transcanada Trust 5.600% 3/07/82 BBB 4,605,562
12,781 Transcanada Trust 5.875% 8/15/76 BBB 12,141,950
Total Oil, Gas & Consumable Fuels 16,747,512
Technology Hardware, Storage & Peripherals - 1.3%
7,720 Dell International LLC / EMC Corp 6.020% 6/15/26 BBB 8,013,027
14,425 NCR Corp, 144A 5.125% 4/15/29 B 12,199,799
Total Technology Hardware, Storage & Peripherals 20,212,826
Total $1,000 Par (or similar) Institutional Preferred (cost $428,240,274) 369,553,379
Shares Description (1) Value
X 218,081,387 COMMON STOCKS - 14.4%
X 218,081,387
Aerospace & Defense - 1.1%
38,100 General Dynamics Corp $ 8,429,625
86,000 Raytheon Technologies Corp 8,265,460
Total Aerospace & Defense 16,695,085
Banks - 0.5%
183,500 Wells Fargo & Co 7,187,695

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Shares Description (1) Value
Capital Markets - 0.7%
216,384 Ares Capital Corp $ 3,879,765
160,000 KKR & Co Inc 7,406,400
Total Capital Markets 11,286,165
Chemicals - 0.5%
124,600 DuPont de Nemours Inc 6,925,268
Communications Equipment - 0.6%
215,200 Cisco Systems Inc 9,176,128
Electrical Equipment - 0.5%
236,300 nVent Electric PLC 7,403,279
Equity Real Estate Investment Trusts (REITs) - 0.3%
12,700 Public Storage 3,970,909
Food & Staples Retailing - 0.8%
100,600 Walmart Inc 12,230,948
Health Care Equipment & Supplies - 0.3%
42,900 Medtronic PLC 3,850,275
Health Care Providers & Services - 1.5%
38,400 Cigna Corp 10,119,168
18,200 Humana Inc 8,518,874
76,700 Tenet Healthcare Corp (6) 4,031,352
Total Health Care Providers & Services 22,669,394
Hotels, Restaurants & Leisure - 0.5%
33,600 McDonald's Corp 8,295,168
Independent Power And Renewable Electricity Prod - 0.6%
115,367 NextEra Energy Partners LP 8,555,617
IT Services - 0.5%
64,500 Global Payments Inc 7,136,280
Metals & Mining - 0.3%
94,300 BHP Group Ltd, Sponsored ADR (3) 5,297,774
Multi-Utilities - 1.6%
104,330 Dominion Energy Inc 8,326,577
136,900 Public Service Enterprise Group Inc 8,663,032
53,391 Sempra Energy 8,023,066
Total Multi-Utilities 25,012,675
Oil, Gas & Consumable Fuels - 1.8%
109,800 ConocoPhillips 9,861,138
176,800 Shell PLC, ADR 9,244,872
82,300 Valero Energy Corp 8,746,844
Total Oil, Gas & Consumable Fuels 27,852,854
Pharmaceuticals - 0.6%
79,900 AstraZeneca PLC, Sponsored ADR 5,278,993
54,500 Bristol-Myers Squibb Co 4,196,500
Total Pharmaceuticals 9,475,493

Shares Description (1) Value
Road & Rail - 0.4%
127,000 Knight-Swift Transportation Holdings Inc $ 5,878,830
Semiconductors & Semiconductor Equipment - 0.7%
111,900 Applied Materials Inc 10,180,662
Technology Hardware, Storage & Peripherals - 0.6%
678,800 Hewlett Packard Enterprise Co 9,000,888
Total Common Stocks (cost $221,232,889) 218,081,387
Shares   Description (1) Coupon Ratings (2) Value
X 76,990,293 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 5.1%
X 76,990,293
Banks - 0.7%
127,954 Citigroup Inc 7.125% BBB- $ 3,273,063
362,500 Western Alliance Bancorp 4.250% Ba1 7,949,625
Total Banks 11,222,688
Capital Markets - 0.3%
197,807 Morgan Stanley 7.125% BBB- 5,188,478
Total Capital Markets 5,188,478
Consumer Finance - 0.6%
274,200 Capital One Financial Corp (3) 5.000% Baa3 5,552,550
194,900 Synchrony Financial 5.625% BB- 3,722,590
Total Consumer Finance 9,275,140
Equity Real Estate Investment Trusts (REITs) - 0.3%
159,796 National Storage Affiliates Trust 6.000% N/R 3,962,941
Total Equity Real Estate Investment Trusts (REITs) 3,962,941
Food Products - 1.1%
384,432 CHS Inc 6.750% N/R 9,856,837
195,213 CHS Inc 7.100% N/R 5,046,256
63,115 CHS Inc 7.875% N/R 1,725,564
Total Food Products 16,628,657
Insurance - 1.4%
60,674 Argo Group US Inc 6.500% BBB- 1,353,030
284,806 Athene Holding Ltd 6.350% BBB 7,003,380
220,806 Athene Holding Ltd 6.375% BBB 5,608,472
279,257 Enstar Group Ltd 7.000% BBB- 6,506,688
Total Insurance 20,471,570
Multi-Utilities - 0.7%
420,050 Algonquin Power & Utilities Corp 6.200% BB+ 10,240,819
Total Multi-Utilities 10,240,819
Total $25 Par (or similar) Retail Preferred (cost $83,489,782) 76,990,293
Shares   Description (1) Coupon Ratings (2) Value
63,678,502 CONVERTIBLE PREFERRED SECURITIES - 4.2%
X 63,678,502
Banks - 1.2%
2,870 Bank of America Corp 7.250% BBB+ $ 3,456,915
12,630 Wells Fargo & Co 7.500% Baa2 15,351,892
Total Banks 18,808,807

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Shares   Description (1) Coupon Ratings (2) Value
Electric Utilities - 1.4%
282,640 NextEra Energy Inc 6.219% BBB $ 13,891,756
132,600 NextEra Energy Inc 4.872% A- 7,466,706
Total Electric Utilities 21,358,462
Machinery - 0.4%
90,700 Stanley Black & Decker Inc 5.250% BBB+ 6,112,273
Semiconductors & Semiconductor Equipment - 1.2%
11,575 Broadcom Inc 8.000% N/R 17,398,960
Total Convertible Preferred Securities (cost $63,880,889) 63,678,502
Shares Description (1) Coupon Issue Price Cap Price Maturity Value
X 19,695,509 STRUCTURED NOTES - 1.3%
X 19,695,509
371,300 Goldman Sachs, Mandatory
Exchangeable Note, Linked
to Common Stock of Antero
Resources Corp. (Cap 129.50%
of the Issue Price)
16.000% $28.4848 $36.8878 9/27/22 $ 10,916,834
108,100 JPMorgan Chase Financial
Company LLC,Mandatory
Exchangeable Notes Linked
to the Common Stock of
Advanced Micro Devices,
Inc.,  (Cap 124.10% of the Issue
Price)
15.000% $95.0260 $117.9275 11/22/22 8,778,675
Total Structured Notes (cost $20,965,439) 19,695,509

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 13,090,000 CONVERTIBLE BONDS - 0.9%
X 13,090,000
Media - 0.6%
$ 20,825 Liberty Interactive LLC2029 4.000% 11/15/29 BB $ 9,163,000
Wireless Telecommunication Services - 0.3%
8,925 Liberty Interactive LLC 3.750% 2/15/30 BB 3,927,000
$ 29,750 Total Convertible Bonds (cost $22,592,976) 13,090,000
Total Long-Term Investments (cost $1,667,066,996) 1,475,388,430
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -    3.7%
X 56,136,173 MONEY MARKET FUNDS - 3.7%
X 56,136,173
56,136,173 State Street Navigator Securities Lending Government
Money Market Portfolio (7)
1.560%(8) $ 56,136,173
Total Investments Purchased with Collateral from Securities Lending (cost $56,136,173) $ 56,136,173
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.2%
18,255,889 REPURCHASE AGREEMENTS - 1.2%
X 18,255,889
$ 18,256 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/22, repurchase price
$18,256,011, collateralized by $14,679,700, U.S. Treasury
Notes, 1.750%, due 5/15/23, value $14,564,442;
$4,061,100, When- Issued U.S. Treasury Notes, 3.000%,
due 6/30/24, value $4,056,657
0.240% 7/01/22 $ 18,255,889
Total Short-Term Investments (cost $18,255,889) 18,255,889
Total Investments (cost $1,741,459,058 ) - 102.5% 1,549,780,492
Other Assets Less Liabilities - (2.5)% (37,812,175)
Net Assets - 100% $ 1,511,968,317

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 714,299,360 $ – $ 714,299,360
$1,000 Par (or similar) Institutional
Preferred – 369,553,379 – 369,553,379
Common Stocks 218,081,387 – – 218,081,387
$25 Par (or similar) Retail Preferred 76,990,293 – – 76,990,293
Convertible Preferred Securities 63,678,502 – – 63,678,502
Structured Notes – 19,695,509 – 19,695,509
Convertible Bonds – 13,090,000 – 13,090,000
Investments Purchased with Collateral from
Securities Lending: 56,136,173 – – 56,136,173
Short-Term Investments:
Repurchase Agreements – 18,255,889 – 18,255,889
Total
$ 414,886,355 $ 1,134,894,137 $ – $ 1,549,780,492
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $53,157,593.
(4) Perpetual security. Maturity date is not applicable.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(7) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(8) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
LIBOR London Inter-Bank Offered Rate

Nuveen Preferred Securities and Income Fund
Portfolio of Investments June 30, 2022
(Unaudited)
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 95.3%
X
2,298,177,400 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 46.8%
X 2,298,177,400
Automobiles - 1.3%
$ 54,118 General Motors Financial Co Inc (3) 5.750% N/A (4) BB+ $ 45,323,825
23,815 General Motors Financial Co Inc 5.700% N/A (4) BB+ 20,719,050
Total Automobiles 66,042,875
Banks - 17.4%
10,750 Bank of America Corp 6.100% N/A (4) BBB+ 10,585,310
23,256 Bank of America Corp (3) 6.300% N/A (4) BBB+ 23,055,733
23,600 Bank of America Corp 6.250% N/A (4) BBB+ 22,939,200
21,626 Bank of America Corp (3) 6.500% N/A (4) BBB+ 21,417,960
18,745 Bank of America Corp 4.375% N/A (4) BBB+ 15,554,039
14,505 Citigroup Inc 4.150% N/A (4) BBB- 11,640,262
36,431 Citigroup Inc 5.000% N/A (4) BBB- 32,059,280
50,287 Citigroup Inc 5.950% N/A (4) BBB- 46,684,008
45,869 Citigroup Inc 6.300% N/A (4) BBB- 42,808,162
12,595 Citigroup Inc (3) 6.250% N/A (4) BBB- 12,278,675
5,846 Citizens Financial Group Inc (3) 6.375% N/A (4) BB+ 5,088,351
20,295 Citizens Financial Group Inc 4.000% N/A (4) BB+ 16,162,938
23,396 CoBank ACB 6.250% N/A (4) BBB+ 22,050,730
5,865 Commerzbank AG, 144A 8.125% 9/19/23 Baa3 5,993,067
29,665 Farm Credit Bank of Texas, 144A 5.700% N/A (4) Baa1 28,034,434
14,461 Fifth Third Bancorp 4.500% N/A (4) Baa3 13,466,472
17,141 First Citizens BancShares Inc /NC (3-Month LIBOR reference rate + 3.972% spread) (5)
5.801% N/A (4) BB- 15,941,989
965 Goldman Sachs Group Inc 4.400% N/A (4) BB+ 816,869
10,510 Goldman Sachs Group Inc 3.800% N/A (4) BBB- 8,197,605
9,768 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (4) BBB 13,234,759
26,515 Huntington Bancshares Inc /OH 5.625% N/A (4) Baa3 24,787,920
37,473 JPMorgan Chase & Co 5.000% N/A (4) BBB+ 33,069,922
66,161 JPMorgan Chase & Co 6.750% N/A (4) BBB+ 66,602,625
21,887 JPMorgan Chase & Co 3.650% N/A (4) BBB+ 17,925,453
18,045 JPMorgan Chase & Co 6.100% N/A (4) BBB+ 16,850,421
12,491 KeyCorp 5.000% N/A (4) Baa3 10,898,272
9,548 M&T Bank Corp (3) 5.125% N/A (4) Baa2 8,553,722
14,785 M&T Bank Corp 3.500% N/A (4) Baa2 11,273,562
8,046 M&T Bank Corp 6.450% N/A (4) Baa2 7,764,328
12,879 PNC Financial Services Group Inc 5.000% N/A (4) Baa2 11,455,742
16,242 PNC Financial Services Group Inc (3-Month LIBOR
reference rate + 3.678% spread) (5)
3.804% N/A (4) Baa2 15,632,872
16,330 PNC Financial Services Group Inc 3.400% N/A (4) Baa2 12,399,718
17,315 PNC Financial Services Group Inc (3) 6.000% N/A (4) Baa2 16,620,495
14,453 Regions Financial Corp (3) 5.750% N/A (4) Baa3 14,311,500
8,655 SVB Financial Group 4.000% N/A (4) Baa2 6,594,937
4,675 SVB Financial Group 4.700% N/A (4) Baa2 3,504,847
5,752 SVB Financial Group 4.100% N/A (4) Baa2 3,955,733
21,271 Truist Financial Corp 5.100% N/A (4) Baa2 19,250,255
10,446 Truist Financial Corp (3-Month LIBOR reference rate +
3.102% spread) (5)
4.931% N/A (4) Baa2 8,950,182
55,096 Truist Financial Corp 4.800% N/A (4) Baa2 49,305,410
6,580 Wells Fargo & Co 7.950% 11/15/29 Baa1 7,669,990
58,005 Wells Fargo & Co 3.900% N/A (4) Baa2 49,956,806
42,281 Wells Fargo & Co 5.875% N/A (4) Baa2 41,219,747
13,263 Wells Fargo & Co 5.900% N/A (4) Baa2 11,992,405

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 7,490 Zions Bancorp NA 5.800% N/A (4) BB+ $ 7,274,662
7,645 Zions Bancorp NA 7.200% N/A (4) BB+ 7,670,956
Total Banks 853,502,325
Capital Markets - 2.4%
7,300 Bank of New York Mellon Corp 4.700% N/A (4) Baa1 7,132,100
8,010 Charles Schwab Corp (3-Month LIBOR reference rate +
4.820% spread) (5)
6.106% N/A (4) BBB 7,979,962
28,486 Charles Schwab Corp 5.375% N/A (4) BBB 28,129,925
9,210 Charles Schwab Corp 4.000% N/A (4) BBB 7,806,949
25,800 Goldman Sachs Group Inc 5.300% N/A (4) BBB- 24,259,482
8,925 Goldman Sachs Group Inc 4.125% N/A (4) BBB- 7,296,187
34,229 Goldman Sachs Group Inc 5.500% N/A (4) BBB- 33,041,254
Total Capital Markets 115,645,859
Communications Equipment - 0.2%
12,580 Vodafone Group PLC 4.125% 6/04/81 BB+ 9,408,351
Consumer Finance - 1.4%
18,480 Ally Financial Inc 4.700% N/A (4) Ba2 14,654,916
20,925 Ally Financial Inc 4.700% N/A (4) Ba2 15,437,419
15,930 American Express Co 3.550% N/A (4) Baa2 12,960,807
20,795 Capital One Financial Corp (3) 3.950% N/A (4) Baa3 16,687,987
8,000 Discover Financial Services 5.500% N/A (4) Ba2 6,239,304
4,705 Discover Financial Services (3) 6.125% N/A (4) Ba2 4,704,530
Total Consumer Finance 70,684,963
Diversified Financial Services - 2.4%
20,560 American AgCredit Corp, 144A 5.250% N/A (4) BB+ 18,812,400
13,295 Capital Farm Credit ACA, 144A 5.000% N/A (4) BB 11,899,025
3,955 Citigroup Capital III 7.625% 12/01/36 Baa3 4,642,940
6,700 Compeer Financial ACA, 144A 4.875% N/A (4) BB+ 5,912,752
33 Compeer Financial ACA, 144A 6.750% N/A (4) BB+ 32,976,500
25,209 Equitable Holdings Inc (3) 4.950% N/A (4) BBB- 23,689,251
21,248 Voya Financial Inc (3) 6.125% N/A (4) BBB- 20,050,156
Total Diversified Financial Services 117,983,024
Electric Utilities - 1.7%
16,285 American Electric Power Co Inc 3.875% 2/15/62 BBB 12,877,480
13,929 Edison International 5.000% N/A (4) BB+ 11,082,334
8,247 Edison International 5.375% N/A (4) BB+ 6,700,687
6,963 Electricite de France SA, 144A 5.250% N/A (4) BBB- 6,587,170
39,449 Emera Inc 6.750% 6/15/76 BB+ 38,067,102
10,225 Southern Co 4.000% 1/15/51 BBB- 9,166,508
Total Electric Utilities 84,481,281
Food Products - 2.8%
13,835 Dairy Farmers of America Inc , 144A 7.125% N/A (4) BB+ 13,004,901
46,321 Land O' Lakes Inc , 144A 7.000% N/A (4) BB 43,541,740
42,890 Land O' Lakes Inc , 144A 8.000% N/A (4) BB 42,233,983
40,847 Land O' Lakes Inc , 144A 7.250% N/A (4) BB 38,804,650
Total Food Products 137,585,274
Independent Power Producers & Energy Traders - 0.7%
13,450 AES Andes SA, 144A 6.350% 10/07/79 BB 11,886,366
7,705 AES Andes SA, 144A 7.125% 3/26/79 BB 6,995,632
7,900 Vistra Corp, 144A 7.000% N/A (4) Ba3 7,169,250

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Independent Power Producers & Energy Traders (continued)
$ 7,395 Vistra Corp, 144A 8.000% N/A (4) Ba3 $ 7,117,688
Total Independent Power Producers & Energy Traders 33,168,936
Industrial Conglomerates - 0.9%
48,672 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (5)
5.159% N/A (4) BBB- 42,646,406
Insurance - 9.1%
9,895 Aegon NV 5.500% 4/11/48 Baa1 9,521,167
9,025 American International Group Inc 5.750% 4/01/48 BBB- 8,064,301
47,922 Assurant Inc 7.000% 3/27/48 Baa3 46,820,752
66,640 Assured Guaranty Municipal Holdings Inc , 144A 6.400% 12/15/66 BBB+ 63,901,796
12,610 AXIS Specialty Finance LLC 4.900% 1/15/40 BBB 10,592,414
9,950 Enstar Finance LLC 5.500% 1/15/42 BBB- 8,131,463
13,218 Enstar Finance LLC 5.750% 9/01/40 BBB- 12,004,824
13,545 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 BB+ 13,375,688
9,234 Legal & General Group PLC, Reg S 5.250% 3/21/47 A3 8,846,172
31,116 Markel Corp (3) 6.000% N/A (4) BBB- 30,688,155
24,448 MetLife Inc , 144A 9.250% 4/08/38 BBB 28,724,143
7,470 MetLife Inc (3) 3.850% N/A (4) BBB 6,651,690
6,931 MetLife Inc 5.875% N/A (4) BBB 6,433,781
15,099 PartnerRe Finance B LLC 4.500% 10/01/50 Baa1 12,563,291
24,242 Provident Financing Trust I 7.405% 3/15/38 BB+ 24,969,260
3,085 Prudential Financial Inc 3.700% 10/01/50 BBB+ 2,582,299
7,115 Prudential Financial Inc 5.125% 3/01/52 BBB+ 6,568,212
41,288 QBE Insurance Group Ltd, 144A (3) 7.500% 11/24/43 Baa1 41,923,036
20,951 QBE Insurance Group Ltd, 144A (3) 5.875% N/A (4) Baa2 20,374,847
14,681 QBE Insurance Group Ltd, Reg S 6.750% 12/02/44 BBB 14,703,359
17,570 SBL Holdings Inc , 144A 6.500% N/A (4) BB 14,143,850
66,824 SBL Holdings Inc , 144A 7.000% N/A (4) BB 55,213,472
Total Insurance 446,797,972
Media - 0.2%
10,550 Paramount Global 6.375% 3/30/62 Baa3 9,419,040
Multi-Utilities - 1.7%
12,930 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 10,731,658
35,086 CenterPoint Energy Inc (3) 6.125% N/A (4) BBB- 29,984,573
9,789 CMS Energy Corp 4.750% 6/01/50 BBB- 8,577,318
6,839 NiSource Inc 5.650% N/A (4) BBB- 6,154,892
14,740 Sempra Energy 4.125% 4/01/52 BBB- 11,818,101
17,730 Sempra Energy 4.875% N/A (4) BBB- 16,311,260
Total Multi-Utilities 83,577,802
Oil - 0.1%
2,895 Energy Transfer LP 7.125% N/A (4) BB 2,484,349
Oil, Gas & Consumable Fuels - 1.5%
11,854 Enbridge Inc 6.000% 1/15/77 BBB- 10,965,461
21,437 Enbridge Inc 5.750% 7/15/80 BBB- 19,600,278
4,735 Enbridge Inc 5.500% 7/15/77 BBB- 4,177,633
12,442 Energy Transfer LP 6.500% N/A (4) BB 10,997,702
9,480 MPLX LP (3) 6.875% N/A (4) BB+ 9,002,966
10,750 Transcanada Trust 5.500% 9/15/79 BBB 9,572,112
11,285 Transcanada Trust 5.600% 3/07/82 BBB 10,241,137
Total Oil, Gas & Consumable Fuels 74,557,289

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Trading Companies & Distributors - 2.5%
$ 46,645 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 BB+ $ 42,812,810
22,977 AerCap Holdings NV (3) 5.875% 10/10/79 BB+ 19,682,718
12,455 Air Lease Corp 4.650% N/A (4) BB+ 10,342,504
15,564 ILFC E-Capital Trust I, 144A 4.850% 12/21/65 B+ 11,361,865
50,949 ILFC E-Capital Trust I, 144A 5.100% 12/21/65 BB+ 38,352,869
Total Trading Companies & Distributors 122,552,766
U.S. Agency - 0.1%
6,770 Farm Credit Bank of Texas, 144A 6.200% N/A (4) BBB+ 6,431,730
Wireless Telecommunication Services - 0.4%
21,619 Vodafone Group PLC 7.000% 4/04/79 BB+ 21,207,158
Total $1,000 Par (or similar) Institutional Preferred (cost $2,516,011,850) 2,298,177,400
Principal
Amount (000) Description (1),(6) Coupon Maturity Ratings (2) Value
X
1,549,674,301 CONTINGENT CAPITAL SECURITIES - 31.6%
X 1,549,674,301
Banks - 23.1%
$ 12,702 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (4) Baa2 $ 12,479,715
38,825 Banco Bilbao Vizcaya Argentaria SA (3) 6.500% N/A (4) Ba2 35,451,680
22,172 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (4) Ba2 18,661,310
10,700 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (4) Ba2 9,683,500
16,450 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.625% N/A (4) Ba2 15,241,678
34,235 Banco Santander SA 4.750% N/A (4) Ba1 27,993,648
31,000 Banco Santander SA, Reg S 7.500% N/A (4) Ba1 30,302,500
54,805 Barclays PLC 7.750% N/A (4) BBB- 53,845,912
6,355 Barclays PLC 4.375% N/A (4) BBB- 4,873,418
39,900 Barclays PLC (3) 6.125% N/A (4) BBB- 37,046,237
47,935 Barclays PLC 8.000% N/A (4) BBB- 47,096,138
9,150 BNP Paribas SA, 144A 7.000% N/A (4) BBB 8,698,354
43,780 BNP Paribas SA, 144A 6.625% N/A (4) BBB 41,974,075
48,326 BNP Paribas SA, 144A 7.375% N/A (4) BBB 47,840,215
40,819 Credit Agricole SA, 144A 8.125% N/A (4) BBB 41,810,902
30,508 Credit Agricole SA, 144A 7.875% N/A (4) BBB 30,087,905
13,421 Credit Suisse Group AG, 144A 5.250% N/A (4) BB 10,367,521
10,485 Danske Bank A/S, Reg S 6.125% N/A (4) BBB- 9,874,144
7,491 Danske Bank A/S, Reg S 7.000% N/A (4) BBB- 7,032,176
14,435 Danske Bank A/S, Reg S 4.375% N/A (4) BBB- 12,197,575
75,865 HSBC Holdings PLC 6.000% N/A (4) BBB 67,994,006
85,177 HSBC Holdings PLC (3) 6.375% N/A (4) BBB 82,361,836
13,075 HSBC Holdings PLC 6.375% N/A (4) BBB 12,512,775
35,070 ING Groep NV 5.750% N/A (4) BBB 32,089,050
27,200 ING Groep NV 6.500% N/A (4) BBB 25,606,130
40,460 ING Groep NV, Reg S 6.750% N/A (4) BBB 39,084,765
12,795 Intesa Sanpaolo SpA , 144A (3) 7.700% N/A (4) BB- 11,525,069
61,896 Lloyds Banking Group PLC 7.500% N/A (4) Baa3 60,039,120
47,280 Lloyds Banking Group PLC 7.500% N/A (4) Baa3 46,082,496
20,370 Macquarie Bank Ltd/London, 144A (3) 6.125% N/A (4) BB+ 18,423,726
31,345 NatWest Group PLC 6.000% N/A (4) BBB- 29,006,897
43,929 NatWest Group PLC 8.000% N/A (4) BBB- 43,456,763
24,375 Nordea Bank Abp , 144A (3) 6.625% N/A (4) BBB+ 23,251,813
13,411 Societe Generale SA, 144A (3) 6.750% N/A (4) BB 11,874,757
22,820 Societe Generale SA, 144A 4.750% N/A (4) BB+ 18,514,616
35,590 Societe Generale SA, 144A (3) 7.875% N/A (4) BB+ 34,871,451
10,183 Societe Generale SA, 144A (3) 8.000% N/A (4) BB 9,974,751

Principal
Amount (000) Description (1),(6) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 14,349 Standard Chartered PLC, 144A 7.750% N/A (4) BBB- $ 14,183,022
14,151 Standard Chartered PLC, 144A (3) 6.000% N/A (4) BBB- 13,401,170
18,860 Standard Chartered PLC, 144A (3) 4.300% N/A (4) BBB- 13,785,050
17,825 UniCredit SpA , Reg S 8.000% N/A (4) BB- 16,710,937
1,199,520 Total Banks 1,127,308,803
Capital Markets - 8.5%
15,965 Credit Suisse Group AG, 144A 9.750% N/A (4) BB 16,304,256
50,349 Credit Suisse Group AG, 144A 7.500% N/A (4) BB 46,446,952
62,450 Credit Suisse Group AG, 144A 7.250% N/A (4) BB 54,259,628
22,473 Credit Suisse Group AG, 144A 7.500% N/A (4) BB 21,383,913
12,260 Credit Suisse Group AG, 144A 6.375% N/A (4) Ba2 10,129,801
83,385 Deutsche Bank AG 6.000% N/A (4) BB- 71,919,563
51,470 UBS Group AG, 144A 7.000% N/A (4) BBB 50,138,077
26,125 UBS Group AG, 144A 3.875% N/A (4) BBB 21,265,009
13,440 UBS Group AG, 144A 4.875% N/A (4) BBB 11,242,001
53,380 UBS Group AG, Reg S 6.875% N/A (4) BBB 51,714,010
52,277 UBS Group AG, Reg S 7.000% N/A (4) BBB 51,754,230
17,638 UBS Group AG, Reg S 5.125% N/A (4) BBB 15,808,058
461,212 Total Capital Markets 422,365,498
Total Contingent Capital Securities (cost $1,735,891,297) 1,549,674,301
Shares   Description (1) Coupon Ratings (2) Value
X 830,647,720 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 16.9%
X 830,647,720
Banks - 4.5%
168,671 CoBank ACB (7) 6.200% BBB+ $ 17,204,442
608,236 CoBank ACB (7) 6.250% BBB+ 60,854,012
441,610 Farm Credit Bank of Texas, 144A (7) 6.750% Baa1 43,719,390
563,126 Fifth Third Bancorp 6.625% Baa3 14,196,406
280,000 Huntington Bancshares Inc /OH (7) 4.977% Baa3 6,300,000
285,287 KeyCorp (3) 6.125% Baa3 7,180,674
221,714 PNC Financial Services Group Inc (3) 5.353% Baa2 5,622,667
745,483 Regions Financial Corp (3) 6.375% Baa3 18,868,175
302,269 Regions Financial Corp (3) 5.700% Baa3 7,051,936
610,175 Synovus Financial Corp (3) 5.875% BB- 15,150,645
342,966 Wells Fargo & Co (3) 4.750% Baa2 6,670,689
327,000 Western Alliance Bancorp 4.250% Ba1 7,171,110
470,441 Wintrust Financial Corp 6.875% BB 12,151,491
Total Banks 222,141,637
Capital Markets - 1.7%
223,890 Goldman Sachs Group Inc 5.500% BB+ 5,471,872
725,688 Morgan Stanley 7.125% BBB- 19,034,796
552,788 Morgan Stanley 6.875% BBB- 14,239,819
1,379,881 Morgan Stanley 5.850% BBB- 34,124,457
348,668 Morgan Stanley 6.375% BBB- 8,835,247
Total Capital Markets 81,706,191
Consumer Finance - 0.1%
350,835 Synchrony Financial (3) 5.625% BB- 6,700,948
Total Consumer Finance 6,700,948
Diversified Financial Services - 1.6%
408,534 AgriBank FCB (7) 6.875% BBB+ 41,057,667
558,300 Equitable Holdings Inc 5.250% BBB- 11,780,130
1,158,054 Voya Financial Inc (3) 5.350% BBB- 26,368,890
Total Diversified Financial Services 79,206,687

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Shares   Description (1) Coupon Ratings (2) Value
Diversified Telecommunication Services - 0.1%
314,900 AT&T Inc 4.750% BBB- $ 6,030,335
Total Diversified Telecommunication Services 6,030,335
Food Products - 1.5%
506,287 CHS Inc 7.875% N/R 13,841,887
528,896 CHS Inc 6.750% N/R 13,560,893
1,451,502 CHS Inc 7.100% N/R 37,521,327
12,881 CHS Inc 7.500% N/R 339,285
66,700 Dairy Farmers of America Inc , 144A (7) 7.875% BB+ 6,469,900
Total Food Products 71,733,292
Insurance - 4.6%
853,711 American Equity Investment Life Holding Co 6.625% BB 20,318,322
1,474,718 American Equity Investment Life Holding Co 5.950% BB 33,608,823
603,290 Aspen Insurance Holdings Ltd 5.625% BB+ 13,399,071
1,320,871 Aspen Insurance Holdings Ltd (3) 5.950% BB+ 31,872,617
229,700 Assurant Inc 5.250% Baa3 5,110,825
856,816 Athene Holding Ltd 6.375% BBB 21,763,126
1,074,674 Athene Holding Ltd 6.350% BBB 26,426,234
171,383 Axis Capital Holdings Ltd 5.500% BBB 3,749,860
236,820 Delphi Financial Group Inc (7) 4.601% BBB 5,091,630
717,116 Enstar Group Ltd 7.000% BBB- 16,708,803
1,026,075 Maiden Holdings North America Ltd 7.750% N/R 17,997,355
863,405 Reinsurance Group of America Inc (3) 5.750% BBB+ 21,688,734
85,997 Reinsurance Group of America Inc (3) 6.200% BBB+ 2,169,704
221,929 Selective Insurance Group Inc 4.600% BBB- 4,123,441
Total Insurance 224,028,545
Multi-Utilities - 0.1%
143,700 NiSource Inc 6.500% BBB- 3,750,570
Total Multi-Utilities 3,750,570
Oil, Gas & Consumable Fuels - 1.4%
258,400 Energy Transfer LP 7.600% BB 6,020,720
832,558 NuStar Energy LP 8.769% B2 19,190,462
1,237,707 NuStar Energy LP 7.625% B2 25,484,387
753,936 NuStar Logistics LP 7.778% B 18,056,767
Total Oil, Gas & Consumable Fuels 68,752,336
Thrifts & Mortgage Finance - 0.8%
400,000 Federal Agricultural Mortgage Corp 6.000% N/R 11,350,000
1,141,927 New York Community Bancorp Inc 6.375% Ba2 27,863,019
Total Thrifts & Mortgage Finance 39,213,019

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares   Description (1) Coupon Ratings (2) Value
Trading Companies & Distributors - 0.5%
844,551 Air Lease Corp 6.150% BB+ $ 19,931,404
271,800 WESCO International Inc 10.625% B 7,452,756
Total Trading Companies & Distributors 27,384,160
Total $25 Par (or similar) Retail Preferred (cost $875,486,082) 830,647,720
Total Long-Term Investments (cost $5,127,389,229) 4,678,499,421
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -    1.7%
X 84,839,158 MONEY MARKET FUNDS - 1.7%
X 84,839,158
84,839,158 State Street Navigator Securities Lending Government
Money Market Portfolio (8)
1.560%(9) $ 84,839,158
Total Investments Purchased with Collateral from Securities Lending (cost $84,839,158) $ 84,839,158
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.9%
192,008,443 REPURCHASE AGREEMENTS - 3.9%
X 192,008,443
$ 192,008 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/22, repurchase price
$192,009,723, collateralized by $87,668,100, U.S.
Treasury Notes, 1.750%, due 5/15/23, value $86,979,774;
$11,716,000, U.S. Treasury Notes, 0.250%, due 4/15/23,
value $11,483,181; $82,074,100, U.S. Treasury Inflation
Index Notes, 0.625%, due 4/15/23, value $97,385,669
0.240% 7/01/22 $ 192,008,443
Total Short-Term Investments (cost $192,008,443) 192,008,443
Total Investments (cost $5,404,236,830 ) - 100.9% 4,955,347,022
Other Assets Less Liabilities - (0.9)% (44,333,779)
Net Assets - 100% $ 4,911,013,243

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 2,298,177,400 $ – $ 2,298,177,400
Contingent Capital Securities – 1,549,674,301 – 1,549,674,301
$25 Par (or similar) Retail Preferred 649,950,679 180,697,041 – 830,647,720
Investments Purchased with Collateral from
Securities Lending: 84,839,158 – – 84,839,158
Short-Term Investments:
Repurchase Agreements – 192,008,443 – 192,008,443
Total
$ 734,789,837 $ 4,220,557,185 $ – $ 4,955,347,022
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $81,562,695.
(4) Perpetual security. Maturity date is not applicable.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Contingent Capital Securities (“ CoCos ”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(9) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.